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HARTFORD DIVIDEND AND GROWTH HLS FUND
HARTFORD DIVIDEND AND GROWTH HLS FUND

September 21, 2020

SUPPLEMENT TO

HARTFORD HLS FUNDS PROSPECTUS

DATED MAY 1, 2020, AS SUPPLEMENTED THROUGH SEPTEMBER 1, 2020

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

(3)	Effective immediately, under the heading “Hartford Dividend and Growth HLS Fund Summary Section - Your Expenses” in the above referenced Statutory Prospectus, the Annual Fund Operating Expenses table and the expense example are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - HARTFORD DIVIDEND AND GROWTH HLS FUND		IA	IB
Management fees	[1]	0.63%	0.63%
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses		0.03%	0.03%
Total annual fund operating expenses		0.66%	0.91%
[1]	"Management fees" have been restated to reflect current fees.

Example.

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

●	You invest $10,000

●	Your investment has a 5% return each year

●	The Fund’s operating expenses remain the same

●	You reinvest all dividends and distributions

Your actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses whether or not you were to redeem your investment at the end of each time period indicated:

Expense Example - HARTFORD DIVIDEND AND GROWTH HLS FUND - USD ($)	Year 1	Year 3	Year 5	Year 10
IA	67	211	368	822
IB	93	290	504	1,120

Expense Example No Redemption - HARTFORD DIVIDEND AND GROWTH HLS FUND - USD ($)	Year 1	Year 3	Year 5	Year 10
IA	67	211	368	822
IB	93	290	504	1,120

This Supplement should be retained with your Statutory Prospectus for future reference.